RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Schedule of Restatement of Previously Issued Financial Statements (Details) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Feb. 18, 2021
CONSOLIDATED BALANCE SHEET
Total Assets	$ 280,994,694		$ 276,393,463	$ 276,978,583	$ 276,872,407	$ 278,674,388
Total current liabilities	2,647,551		412,495	467,636	299,801	1,827,223
Deferred underwriting commissions	0		6,015,625	6,015,625	9,625,000	3,609,375
Total liabilities	2,647,551		6,428,120	6,483,261	9,924,801	5,436,598
Preferred shares	0		0	0	0	0
Additional paid-in capital	0		0	0	0	0
Accumulated deficit	(2,300,153)		(5,079,390)	(5,411,401)	(8,053,173)	(4,612,204)
Total shareholders' deficit	(2,299,374)	$ (8,405,279)	(5,078,611)	(5,410,622)	(8,052,394)	(4,611,425)	$ 0
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	280,994,694		276,393,463	276,978,583	276,872,407	278,674,388
CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' DEFICIT
Balance at the beginning	(4,612,204)	(8,053,173)	(8,053,173)	(8,053,173)		(8,053,173)
Adjustment for accretion of Class A ordinary shares subject to possible redemption amount	(812,073)		3,565,421	2,703,431		(3,166,410)
Net loss	1,499,978	(352,885)	(591,638)	(61,659)	(1,100,581)	274,559
Balance at the end	(2,300,153)		(5,079,390)	(5,411,401)	(8,053,173)	(4,612,204)
CONSOLIDATED STATEMENT OF CASH FLOWS
Extinguishment of deferred underwriting commissions allocated to Public Shares	3,609,375	0	3,609,375	3,609,375	0	6,015,625
Previously Reported [Member]
CONSOLIDATED BALANCE SHEET
Total Assets			276,393,463	276,978,583
Total current liabilities			412,495	467,636
Deferred underwriting commissions			9,625,000	9,625,000
Total liabilities			10,037,495	10,092,636
Preferred shares			0	0
Additional paid-in capital			0	0
Accumulated deficit			(8,688,765)	(9,020,776)	(8,053,173)
Total shareholders' deficit			(8,687,986)	(9,019,997)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit			276,393,463	276,978,583
CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' DEFICIT
Balance at the beginning		(8,053,173)	(8,053,173)	(8,053,173)		(8,053,173)
Adjustment for accretion of Class A ordinary shares subject to possible redemption amount			(43,954)	(905,944)
Net loss			(591,638)	(61,659)
Balance at the end			(8,688,765)	(9,020,776)	(8,053,173)
CONSOLIDATED STATEMENT OF CASH FLOWS
Extinguishment of deferred underwriting commissions allocated to Public Shares			0	0
Restatement Adjustment [Member]
CONSOLIDATED BALANCE SHEET
Total Assets			0	0
Total current liabilities			0	0
Deferred underwriting commissions			(3,609,375)	(3,609,375)
Total liabilities			(3,609,375)	(3,609,375)
Preferred shares			0	0
Additional paid-in capital			0	0
Accumulated deficit			3,609,375	3,609,375	0
Total shareholders' deficit			3,609,375	3,609,375
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit			0	0
CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' DEFICIT
Balance at the beginning		$ 0	0	0		0
Adjustment for accretion of Class A ordinary shares subject to possible redemption amount			3,609,375	3,609,375
Net loss			0	0
Balance at the end			3,609,375	3,609,375	0
CONSOLIDATED STATEMENT OF CASH FLOWS
Extinguishment of deferred underwriting commissions allocated to Public Shares			3,609,375	3,609,375
As Restated [Member]
CONSOLIDATED BALANCE SHEET
Accumulated deficit			(5,079,390)	(5,411,401)
CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' DEFICIT
Balance at the end			(5,079,390)	(5,411,401)
Common Class A [Member]
CONSOLIDATED BALANCE SHEET
Ordinary shares subject to possible redemption			91	91
Common Class A [Member] | Previously Reported [Member]
CONSOLIDATED BALANCE SHEET
Ordinary shares subject to possible redemption			91	91
Common Class A [Member] | Restatement Adjustment [Member]
CONSOLIDATED BALANCE SHEET
Ordinary shares subject to possible redemption			0	0
Class A Common Stock Subject to Redemption [Member]
CONSOLIDATED BALANCE SHEET
Ordinary shares subject to possible redemption	$ 280,646,517		275,043,954	275,905,944	$ 275,000,000	$ 277,849,215
Class A Common Stock Subject to Redemption [Member] | Previously Reported [Member]
CONSOLIDATED BALANCE SHEET
Ordinary shares subject to possible redemption			275,043,954	275,905,944
Class A Common Stock Subject to Redemption [Member] | Restatement Adjustment [Member]
CONSOLIDATED BALANCE SHEET
Ordinary shares subject to possible redemption			0	0
Common Class B [Member]
CONSOLIDATED BALANCE SHEET
Ordinary shares subject to possible redemption			688	688
Common Class B [Member] | Previously Reported [Member]
CONSOLIDATED BALANCE SHEET
Ordinary shares subject to possible redemption			688	688
Common Class B [Member] | Restatement Adjustment [Member]
CONSOLIDATED BALANCE SHEET
Ordinary shares subject to possible redemption			$ 0	$ 0